INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS
	September 30, 2025	September 30, 2024
IT system	$62,597	$62,948
Less: accumulated amortization	(23,473)	(17,311)
Intangible assets, net	$39,124	$45,637